Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Apr. 09, 2024	Dec. 31, 2023	Jun. 30, 2023
Assets of disposal groups held for sale
Cash and balances at central banks	$ 277,112		$ 285,868
Trading assets	331,307		289,159
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	117,014		110,643
Derivatives	219,269		229,714
Loans and advances to banks	102,057		112,902
Loans and advances to customers	938,257		938,535	$ 959,558
Reverse repurchase agreements – non-trading	230,189		252,217
Financial investments	467,356		442,763
Prepayments, accrued income and other assets	184,303		165,255
Total assets	2,975,003		3,038,677	3,041,476
Liabilities of disposal groups held for sale
Trading liabilities	77,455		73,150
Deposits by banks	82,435		73,163
Customer accounts	1,593,834		1,611,647	$ 1,595,769
Repurchase agreements – non-trading	202,770		172,100
Financial liabilities designated at fair value	140,800		141,426
Derivatives	217,096		234,772
Debt securities in issue	98,158		93,917
Subordinated liabilities	25,510		24,954
Accruals, deferred income and other liabilities	157,171		136,606
Total liabilities	2,784,589		2,846,067
Financial investments – at amortised cost
Liabilities of disposal groups held for sale
Financial assets	149,338		148,326
Financial investments measured at fair value through other comprehensive income
Liabilities of disposal groups held for sale
Financial assets	318,018		294,437
Financial investments measured at fair value through other comprehensive income | Recurring fair value measurement
Liabilities of disposal groups held for sale
Financial assets	318,018		294,437
Disposal groups classified as held for sale | Financial investments – at amortised cost
Liabilities of disposal groups held for sale
Financial assets	92		7,624
Disposal groups classified as held for sale | Financial investments measured at fair value through other comprehensive income | Recurring fair value measurement
Liabilities of disposal groups held for sale
Financial assets	1,767		9,385
Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	308		5,596
Trading assets	177		2,465
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	412		64
Derivatives	3		528
Loans and advances to banks	631		10,487
Loans and advances to customers	2,253		73,285
Reverse repurchase agreements – non-trading	209		2,723
Financial investments	1,859		17,011
Goodwill			225
Prepayments, accrued income and other assets	374		3,452
Total assets	6,226		115,836
Liabilities of disposal groups held for sale
Trading liabilities			1,417
Deposits by banks	9		78
Customer accounts	4,037		85,950
Repurchase agreements – non-trading	1		2,768
Financial liabilities designated at fair value			2,370
Derivatives	1		615
Debt securities in issue			9,084
Subordinated liabilities			8
Accruals, deferred income and other liabilities	993		6,116
Total liabilities	5,041		108,406
Argentina
Liabilities of disposal groups held for sale
Subordinated liabilities		$ 100
Argentina | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	244
Trading assets	176
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	412
Derivatives	3
Loans and advances to banks	616
Loans and advances to customers	1,559
Reverse repurchase agreements – non-trading	175
Financial investments	1,788
Prepayments, accrued income and other assets	338
Total assets	5,311
Liabilities of disposal groups held for sale
Deposits by banks	8
Customer accounts	3,077
Repurchase agreements – non-trading	1
Derivatives	1
Accruals, deferred income and other liabilities	974
Total liabilities	4,061
Armenia | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	64
Trading assets	1
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0
Derivatives	0
Loans and advances to banks	15
Loans and advances to customers	478
Reverse repurchase agreements – non-trading	33
Financial investments	71
Prepayments, accrued income and other assets	25
Total assets	687
Liabilities of disposal groups held for sale
Deposits by banks	1
Customer accounts	457
Repurchase agreements – non-trading	0
Derivatives	0
Accruals, deferred income and other liabilities	16
Total liabilities	474
Other | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0		0
Trading assets	0		0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0		0
Derivatives	0		0
Loans and advances to banks	0		0
Loans and advances to customers	216		254
Reverse repurchase agreements – non-trading	1		0
Financial investments	0
Goodwill
Prepayments, accrued income and other assets	11		2
Total assets	228		256
Liabilities of disposal groups held for sale
Trading liabilities			0
Deposits by banks	0		0
Customer accounts	503		642
Repurchase agreements – non-trading	0		0
Financial liabilities designated at fair value			0
Derivatives	0		0
Debt securities in issue			0
Subordinated liabilities			0
Accruals, deferred income and other liabilities	3		4
Total liabilities	$ 506		646
Canada | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks			5,370
Trading assets			2,465
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss			15
Derivatives			528
Loans and advances to banks			154
Loans and advances to customers			56,129
Reverse repurchase agreements – non-trading			2,723
Financial investments			16,978
Goodwill			225
Prepayments, accrued income and other assets			3,318
Total assets			87,905
Liabilities of disposal groups held for sale
Trading liabilities			1,417
Deposits by banks			78
Customer accounts			63,001
Repurchase agreements – non-trading			2,768
Financial liabilities designated at fair value			0
Derivatives			608
Debt securities in issue			7,707
Subordinated liabilities			8
Accruals, deferred income and other liabilities			5,916
Total liabilities			81,503
Retail banking operations in France | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks			226
Trading assets			0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss			49
Derivatives			0
Loans and advances to banks			10,333
Loans and advances to customers			16,902
Reverse repurchase agreements – non-trading			0
Financial investments			33
Goodwill			0
Prepayments, accrued income and other assets			132
Total assets			27,675
Liabilities of disposal groups held for sale
Trading liabilities			0
Deposits by banks			0
Customer accounts			22,307
Repurchase agreements – non-trading			0
Financial liabilities designated at fair value			2,370
Derivatives			7
Debt securities in issue			1,377
Subordinated liabilities			0
Accruals, deferred income and other liabilities			196
Total liabilities			$ 26,257